Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.48%
Federal Home Loan Mortgage Corporation – 1.74%
Pool G1-8578 3.000%, 12/1/2030	433,638	$417,236
Pool SD-2873 3.000%, 1/1/2052	2,219,601	1,906,682
Pool SD-8001 3.500%, 7/1/2049	600,029	537,251
Pool SD-8003 4.000%, 7/1/2049	301,516	279,137
		3,140,306
Federal National Mortgage Association – 2.74%
Pool AL9865 3.000%, 2/1/2047	512,209	442,041
Pool AS6201 3.500%, 11/1/2045	218,346	196,441
Pool BN6683 3.500%, 6/1/2049	505,219	453,239
Pool CA0483 3.500%, 10/1/2047	2,928,790	2,625,860
Pool CA1624 3.000%, 4/1/2033	719,496	683,760
Pool MA3687 4.000%, 6/1/2049	590,874	540,436
		4,941,777
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,234,819)		$8,082,083
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.630%, 10/25/2036(a)	828	$741
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $823)		$741
US GOVERNMENTS – 35.09%
Sovereign Government – 35.09%
United States Treasury Bond
4.750%, 2/15/2037	26,125,000	$26,511,772
3.500%, 2/15/2039	10,500,000	9,211,699
3.750%, 11/15/2043	15,000,000	12,929,883
3.000%, 5/15/2047	15,750,000	11,654,385
		60,307,739
United States Treasury Note 2.375%, 5/15/2029	3,250,000	2,995,332
TOTAL US GOVERNMENTS (Cost $69,645,409)		$63,303,071
CORPORATE BONDS – 51.49%
Aerospace & Defense – 2.15%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	3,625,000	$3,880,532
Asset Management – 2.52%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%)(c)	4,570,000	4,541,449

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
Automotive – 2.67%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	1,625,000	$1,599,535
2.700%, 8/10/2026	3,345,000	3,212,268
		4,811,803
Banking – 10.98%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,592,238
Citigroup, Inc. 4.400%, 6/10/2025	5,885,000	5,867,285
USB Capital IX 5.938% (CME Term SOFR 3M + 1.282%, minimum of 5.938%), Perpetual, 2/2/2025(d)	8,525,000	7,354,039
		19,813,562
Biotechnology & Pharmaceuticals – 2.07%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	3,975,000	3,734,195
Cable & Satellite – 0.17%
Charter Communications Operating LLC 4.908%, 7/23/2025	306,000	305,642
Commercial Support Services – 4.70%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	4,870,000	4,867,271
6.250%, 1/15/2028(b)	3,635,000	3,615,210
		8,482,481
Containers & Packaging – 1.05%
Sealed Air Corp. 4.000%, 12/1/2027(b)	1,990,000	1,898,823
Electric Utilities – 1.38%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	2,930,000	2,484,384
Entertainment Content – 2.63%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,833,261
Univision Communications, Inc. 8.000%, 8/15/2028(b)	2,855,000	2,906,991
		4,740,252
Food – 1.96%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,542,840
Home Construction – 0.95%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,709,420

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
Household Products – 1.95%
Coty, Inc. 5.000%, 4/15/2026(b)	3,534,000	$3,526,646
Institutional Financial Services – 2.51%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%)(c)	4,680,000	4,518,843
Internet Media & Services – 1.32%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	782,491
3.250%, 2/15/2030	1,732,000	1,596,570
		2,379,061
Leisure Facilities & Services – 2.62%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	4,675,000	4,724,968
Oil & Gas Producers – 3.99%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	1,940,000	1,788,268
Range Resources Corp. 4.875%, 5/15/2025	5,425,000	5,406,904
		7,195,172
REIT – 1.58%
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	2,925,000	2,851,959
Software – 2.78%
VMware LLC
4.500%, 5/15/2025	930,000	928,652
3.900%, 8/21/2027	4,176,000	4,081,931
		5,010,583
Telecommunications – 1.51%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(b)	1,292,200	1,297,443
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,425,631
		2,723,074
TOTAL CORPORATE BONDS (Cost $93,852,313)		$92,875,689
FOREIGN ISSUER BONDS – 5.23%
Chemicals – 1.88%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,222,397
5.250%, 12/15/2029	2,255,000	2,173,046
		3,395,443

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

	Principal Amount	Value
Oil, Gas Services & Equipment – 0.91%
Transocean, Inc. 8.750%, 2/15/2030(b)	1,593,750	$1,643,674
Telecommunications – 2.44%
Optics Bidco SpA 6.375%, 11/15/2033(b)	3,767,000	3,774,722
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	627,966
		4,402,688
TOTAL FOREIGN ISSUER BONDS (Cost $9,776,613)		$9,441,805
ASSET BACKED SECURITIES – 1.54%
Specialty Finance – 1.54%
SLM Private Credit Student Loan Trust Series 2004-B, 5.050%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	960,572	$943,267
SLM Private Credit Student Loan Trust Series 2005-A, 4.930%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	678,169	662,374
SLM Private Credit Student Loan Trust Series 2006-A, 4.910%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	1,222,310	1,172,828
TOTAL ASSET BACKED SECURITIES (Cost $2,699,421)		$2,778,469

	Shares	Value
SHORT-TERM INVESTMENTS – 1.40%
Money Market Funds – 1.40%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.29%(e)	2,525,517	$2,525,517
TOTAL SHORT-TERM INVESTMENTS (Cost $2,525,517)		$2,525,517
Total Investments (Cost $186,734,915) – 99.23%		$179,007,375
Other Assets in Excess of Liabilities – 0.77%		1,389,519
Total Net Assets – 100.00%		$180,396,894

Percentages are stated as a percent of net assets.

5Y 5 Year
CMT Constant Maturity Treasury
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
3M 3 Month
CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2024 (Unaudited) (continued)

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,995,087 which represented 23.83% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of December 31, 2024.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.